UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

The schedules are not audited.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.3%
1,978	iShares MSCI Emerging Markets Index Fund	$88,674	2.9
714	iShares MSCI EMU Index Fund	29,867	1.0
239	iShares Russell 1000 Value Index Fund	27,674	0.9
3,484	Schwab U.S. TIPs ETF	194,197	6.5

	Total Exchange-Traded Funds
	(Cost $329,190)	340,412	11.3

MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 68.2%
7,274	Voya Corporate Leaders ® 100 Fund - Class R6	151,018	5.0
15,149	Voya Floating Rate Fund - Class I	149,070	4.9
9,196	Voya Global Bond Fund - Class R6	93,158	3.1
1,534	Voya Global Real Estate Fund - Class R6	30,220	1.0
7,357	Voya High Yield Bond Fund - Class R6	59,961	2.0
72,336	Voya Intermediate Bond Fund - Class R6	737,831	24.4
6,604	Voya Large Cap Value Fund - Class R6	89,813	3.0
4,248	Voya Large-Cap Growth Fund - Class R6	168,910	5.6
1,685	@ Voya MidCap Opportunities Fund - Class R6	44,804	1.5
15,465	Voya Multi-Manager International Factors Fund - Class I	165,014	5.5
3,786	Voya Multi-Manager Mid Cap Value Fund - Class I	44,066	1.5
1,503	Voya Real Estate Fund - Class R6	29,837	1.0
30,097	Voya Short Term Bond Fund - Class R6	297,058	9.7
		2,060,760	68.2

	Unaffiliated Investment Companies: 20.5%
8,679	@ Credit Suisse Commodity Return Strategy Fund - Class I	42,961	1.4
32,642	TIAA-CREF Bond Index Fund - Class I	356,774	11.9
3,180	TIAA-CREF International Equity Index Fund - Class I	62,098	2.1
5,581	TIAA-CREF S&P 500 Index Fund - Class I	155,159	5.1
		616,992	20.5

	Total Mutual Funds
	(Cost $2,597,104)	2,677,752	88.7

	Total Investments in Securities (Cost $2,926,294)	$3,018,164	100.0
	Liabilities in Excess of Other Assets	(1,270)	–
	Net Assets	$3,016,894	100.0

@	Non-income producing security.

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$340,412	$–	$–	$340,412
Mutual Funds	2,677,752	–	–	2,677,752
Total Investments, at fair value	$3,018,164	$–	$–	$3,018,164

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,931,727.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$92,889
Gross Unrealized Depreciation	(6,452)

Net Unrealized Appreciation	$86,437

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	130,298	$19,725	$(2,748)	$3,743	$151,018	$-	$355	$-
Voya Floating Rate Fund - Class I	131,036	22,150	(3,036)	(1,080)	149,070	1,426	67	-
Voya Global Bond Fund - Class R6	80,264	12,791	(1,847)	1,950	93,158	957	15	-
Voya Global Real Estate Fund - Class R6	26,163	4,179	(642)	520	30,220	234	(21)	-
Voya High Yield Bond Fund - Class R6	52,841	8,667	(1,137)	(410)	59,961	777	105	-
Voya Intermediate Bond Fund - Class R6	645,145	103,088	(15,116)	4,714	737,831	5,442	85	-
Voya Large Cap Value Fund - Class R6	78,450	16,085	(4,202)	(520)	89,813	300	610	-
Voya Large-Cap Growth Fund - Class R6	94,013	74,531	(3,032)	3,398	168,910	-	370	-
Voya MidCap Opportunities Fund - Class R6	39,792	5,917	(887)	(18)	44,804	-	43	-
Voya Multi-Manager International Factors Fund - Class I	134,184	35,504	(9,139)	4,465	165,014	-	1,525	-
Voya Multi-Manager Mid Cap Value Fund - Class I	38,242	5,917	(866)	773	44,066	-	64	-
Voya Real Estate Fund - Class R6	25,688	4,133	(644)	660	29,837	188	(23)	-
Voya Short Term Bond Fund - Class R6	261,267	41,711	(6,210)	290	297,058	1,263	(6)	-
	$1,737,383	$354,398	$(49,506)	$18,485	$2,060,760	$10,587	$3,189	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.4%
2,952	iShares MSCI Emerging Markets Index Fund	$132,338	3.4
924	iShares MSCI EMU Index Fund	38,651	1.0
653	iShares Russell 1000 Value Index Fund	75,611	1.9
474	iShares Russell 2000 Value Index Fund	55,069	1.4
3,338	Schwab U.S. TIPs ETF	186,060	4.7

	Total Exchange-Traded Funds
	(Cost $465,541)	487,729	12.4

MUTUAL FUNDS: 87.5%
	Affiliated Investment Companies: 68.6%
10,348	Voya Corporate Leaders ® 100 Fund - Class R6	214,833	5.5
19,452	Voya Floating Rate Fund - Class I	191,404	4.9
11,880	Voya Global Bond Fund - Class R6	120,345	3.1
1,983	Voya Global Real Estate Fund - Class R6	39,073	1.0
9,512	Voya High Yield Bond Fund - Class R6	77,525	2.0
76,551	Voya Intermediate Bond Fund - Class R6	780,825	20.0
11,522	Voya Large Cap Value Fund - Class R6	156,703	4.0
6,543	Voya Large-Cap Growth Fund - Class R6	260,155	6.6
2,173	@ Voya MidCap Opportunities Fund - Class R6	57,777	1.5
9,058	Voya Multi-Manager International Equity Fund - Class I	107,608	2.7
22,775	Voya Multi-Manager International Factors Fund - Class I	243,012	6.2
4,873	Voya Multi-Manager Mid Cap Value Fund - Class I	56,723	1.4
1,944	Voya Real Estate Fund - Class R6	38,582	1.0
28,185	Voya Short Term Bond Fund - Class R6	278,188	7.1
953	@ Voya SmallCap Opportunities Fund - Class R6	61,438	1.6
		2,684,191	68.6

	Unaffiliated Investment Companies: 18.9%
11,516	@ Credit Suisse Commodity Return Strategy Fund - Class I	57,003	1.5
13,712	TIAA-CREF Bond Index Fund - Class I	149,872	3.8
5,136	TIAA-CREF International Equity Index Fund - Class I	100,312	2.6
15,661	TIAA-CREF S&P 500 Index Fund - Class I	435,379	11.0
		742,566	18.9

	Total Mutual Funds
	(Cost $3,281,517)	3,426,757	87.5

	Total Investments in Securities (Cost $3,747,058)	$3,914,486	99.9
	Assets in Excess of Other Liabilities	4,917	0.1
	Net Assets	$3,919,403	100.0

@	Non-income producing security.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$487,729	$–	$–	$487,729
Mutual Funds	3,426,757	–	–	3,426,757
Total Investments, at fair value	$3,914,486	$–	$–	$3,914,486

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,761,940.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$170,887
Gross Unrealized Depreciation	(18,341)

Net Unrealized Appreciation	$152,546

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$185,056	$24,372	$(510)	$5,915	$214,833	$-	$58	$-
Voya Floating Rate Fund - Class I	169,223	23,962	(515)	(1,266)	191,404	1,806	1	-
Voya Global Bond Fund - Class R6	103,671	14,510	(312)	2,476	120,345	1,217	(2)	-
Voya Global Real Estate Fund - Class R6	33,784	4,732	(111)	668	39,073	301	(8)	-
Voya High Yield Bond Fund - Class R6	68,242	9,850	(202)	(365)	77,525	988	5	-
Voya Intermediate Bond Fund - Class R6	679,678	98,272	(2,098)	4,973	780,825	5,653	(37)	-
Voya Large Cap Value Fund - Class R6	136,259	27,120	(6,451)	(225)	156,703	519	580	-
Voya Large-Cap Growth Fund - Class R6	156,050	98,736	(591)	5,960	260,155	-	77	-
Voya MidCap Opportunities Fund - Class R6	51,198	6,647	(144)	76	57,777	-	11	-
Voya Multi-Manager International Equity Fund - Class I	88,719	31,019	(12,763)	633	107,608	-	2,069	-
Voya Multi-Manager International Factors Fund - Class I	207,765	26,588	(545)	9,204	243,012	-	74	-
Voya Multi-Manager Mid Cap Value Fund - Class I	49,083	6,647	(137)	1,130	56,723	-	17	-
Voya Real Estate Fund - Class R6	33,175	4,673	(117)	851	38,582	242	(13)	-
Voya Short Term Bond Fund - Class R6	244,580	34,090	(752)	270	278,188	1,164	(3)	-
Voya SmallCap Opportunities Fund - Class R6	50,433	13,294	(2,978)	689	61,438	-	306	-
	$2,256,916	$424,512	$(28,226)	$30,989	$2,684,191	$11,890	$3,135	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
334	iShares Barclays 20+ Year Treasury Bond Fund	$42,749	0.9
3,204	iShares MSCI Emerging Markets Index Fund	143,635	3.0
1,142	iShares MSCI EMU Index Fund	47,770	1.0
1,271	iShares Russell 1000 Value Index Fund	147,169	3.0
549	iShares Russell 2000 Value Index Fund	63,783	1.3

	Total Exchange-Traded Funds
	(Cost $416,076)	445,106	9.2

MUTUAL FUNDS: 90.7%
	Affiliated Investment Companies: 71.3%
16,229	Voya Corporate Leaders ® 100 Fund - Class R6	336,906	7.0
23,992	Voya Floating Rate Fund - Class I	236,084	4.9
14,598	Voya Global Bond Fund - Class R6	147,875	3.1
2,444	Voya Global Real Estate Fund - Class R6	48,141	1.0
11,717	Voya High Yield Bond Fund - Class R6	95,491	2.0
89,798	Voya Intermediate Bond Fund - Class R6	915,938	18.8
14,178	Voya Large Cap Value Fund - Class R6	192,819	4.0
9,560	Voya Large-Cap Growth Fund - Class R6	380,096	7.7
4,022	@ Voya MidCap Opportunities Fund - Class R6	106,951	2.2
7,744	Voya Multi-Manager Emerging Markets Equity Fund - Class I	98,426	2.0
18,068	Voya Multi-Manager International Equity Fund - Class I	214,643	4.4
27,961	Voya Multi-Manager International Factors Fund - Class I	298,342	6.2
9,042	Voya Multi-Manager Mid Cap Value Fund - Class I	105,245	2.2
2,399	Voya Real Estate Fund - Class R6	47,630	1.0
15,551	Voya Short Term Bond Fund - Class R6	153,487	3.2
1,167	@ Voya SmallCap Opportunities Fund - Class R6	75,278	1.6
		3,453,352	71.3

	Unaffiliated Investment Companies: 19.4%
13,809	@ Credit Suisse Commodity Return Strategy Fund - Class I	68,353	1.4
3,850	TIAA-CREF Bond Index Fund - Class I	42,080	0.9
10,088	TIAA-CREF International Equity Index Fund - Class I	197,018	4.1
22,810	TIAA-CREF S&P 500 Index Fund - Class I	634,123	13.0
		941,574	19.4

	Total Mutual Funds
	(Cost $4,206,574)	4,394,926	90.7

	Total Investments in Securities (Cost $4,622,650)	$4,840,032	99.9
	Assets in Excess of Other Liabilities	2,975	0.1
	Net Assets	$4,843,007	100.0

@	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$445,106	$–	$–	$445,106
Mutual Funds	4,394,926	–	–	4,394,926
Total Investments, at fair value	$4,840,032	$–	$–	$4,840,032

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,629,309.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$220,648
Gross Unrealized Depreciation	(9,925)

Net Unrealized Appreciation	$210,723

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$261,470	$72,979	$(5,170)	$7,627	$336,906	$-	$626	$-
Voya Floating Rate Fund - Class I	187,541	54,221	(4,042)	(1,636)	236,084	2,093	97	-
Voya Global Bond Fund - Class R6	114,786	32,684	(2,491)	2,896	147,875	1,407	(7)	-
Voya Global Real Estate Fund - Class R6	37,483	10,760	(849)	747	48,141	335	(21)	-
Voya High Yield Bond Fund - Class R6	75,601	21,996	(1,502)	(604)	95,491	1,144	154	-
Voya Intermediate Bond Fund - Class R6	715,703	210,316	(15,371)	5,290	915,938	6,230	359	-
Voya Large Cap Value Fund - Class R6	165,947	76,194	(44,206)	(5,116)	192,819	582	5,165	-
Voya Large-Cap Growth Fund - Class R6	221,075	156,752	(5,782)	8,051	380,096	-	633	-
Voya MidCap Opportunities Fund - Class R6	85,250	23,458	(1,734)	(23)	106,951	-	129	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,649	20,851	(7,819)	8,745	98,426	-	1,056	-
Voya Multi-Manager International Equity Fund - Class I	167,387	83,404	(36,447)	299	214,643	-	4,755	-
Voya Multi-Manager International Factors Fund - Class I	230,179	62,553	(4,252)	9,862	298,342	-	715	-
Voya Multi-Manager Mid Cap Value Fund - Class I	81,875	23,457	(1,705)	1,618	105,245	-	157	-
Voya Real Estate Fund - Class R6	36,838	10,695	(843)	940	47,630	270	(15)	-
Voya Short Term Bond Fund - Class R6	121,554	34,487	(2,701)	147	153,487	604	(11)	-
Voya SmallCap Opportunities Fund - Class R6	59,926	31,277	(15,349)	(576)	75,278	-	1,635	-
	$2,639,264	$926,084	$(150,263)	$38,267	$3,453,352	$12,665	$15,427	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.2%
376	iShares Barclays 20+ Year Treasury Bond Fund	$48,124	0.9
3,405	iShares MSCI Emerging Markets Index Fund	152,646	3.0
1,198	iShares MSCI EMU Index Fund	50,112	1.0
2,797	iShares Russell 1000 Value Index Fund	323,866	6.4
847	iShares Russell 2000 Value Index Fund	98,404	1.9

	Total Exchange-Traded Funds
	(Cost $621,507)	673,152	13.2

MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 65.6%
16,997	Voya Corporate Leaders ® 100 Fund - Class R6	352,856	6.9
25,086	Voya Floating Rate Fund - Class I	246,844	4.9
3,841	Voya Global Real Estate Fund - Class R6	75,664	1.5
12,269	Voya High Yield Bond Fund - Class R6	99,995	2.0
74,392	Voya Intermediate Bond Fund - Class R6	758,800	14.9
7,754	Voya Large Cap Value Fund - Class R6	105,456	2.1
11,652	Voya Large-Cap Growth Fund - Class R6	463,266	9.1
4,676	@ Voya MidCap Opportunities Fund - Class R6	124,335	2.4
13,302	Voya Multi-Manager Emerging Markets Equity Fund - Class I	169,065	3.3
24,138	Voya Multi-Manager International Equity Fund - Class I	286,765	5.6
33,431	Voya Multi-Manager International Factors Fund - Class I	356,713	7.0
10,499	Voya Multi-Manager Mid Cap Value Fund - Class I	122,209	2.4
3,763	Voya Real Estate Fund - Class R6	74,702	1.5
1,589	@ Voya SmallCap Opportunities Fund - Class R6	102,436	2.0
		3,339,106	65.6

	Unaffiliated Investment Companies: 21.1%
14,872	@ Credit Suisse Commodity Return Strategy Fund - Class I	73,614	1.4
11,945	TIAA-CREF International Equity Index Fund - Class I	233,284	4.6
27,491	TIAA-CREF S&P 500 Index Fund - Class I	764,242	15.1
		1,071,140	21.1

	Total Mutual Funds
	(Cost $4,132,033)	4,410,246	86.7

	Total Investments in Securities (Cost $4,753,540)	$5,083,398	99.9
	Assets in Excess of Other Liabilities	5,104	0.1
	Net Assets	$5,088,502	100.0

@	Non-income producing security.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$673,152	$–	$–	$673,152
Mutual Funds	4,410,246	–	–	4,410,246
Total Investments, at fair value	$5,083,398	$–	$–	$5,083,398

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,757,196.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$334,708
Gross Unrealized Depreciation	(8,506)

Net Unrealized Appreciation	$326,202

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$306,619	$41,559	$(4,859)	$9,537	$352,856	$-	$557	$-
Voya Floating Rate Fund - Class I	220,282	32,101	(3,778)	(1,761)	246,844	2,416	90	-
Voya Global Real Estate Fund - Class R6	65,982	9,506	(1,180)	1,356	75,664	601	(20)	-
Voya High Yield Bond Fund - Class R6	88,824	13,195	(1,409)	(615)	99,995	1,321	138	-
Voya Intermediate Bond Fund - Class R6	663,956	104,684	(14,575)	4,735	758,800	5,692	301	-
Voya Large Cap Value Fund - Class R6	91,304	50,926	(36,254)	(520)	105,456	384	905	-
Voya Large-Cap Growth Fund - Class R6	316,114	142,663	(6,295)	10,784	463,266	-	656	-
Voya MidCap Opportunities Fund - Class R6	111,258	14,842	(1,804)	39	124,335	-	129	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	136,497	35,622	(16,844)	13,790	169,065	-	4,298	-
Voya Multi-Manager International Equity Fund - Class I	250,389	32,654	(3,724)	7,446	286,765	-	532	-
Voya Multi-Manager International Factors Fund - Class I	315,925	47,496	(18,324)	11,616	356,713	-	3,066	-
Voya Multi-Manager Mid Cap Value Fund - Class I	106,782	14,843	(1,766)	2,350	122,209	-	168	-
Voya Real Estate Fund - Class R6	64,794	9,389	(1,205)	1,724	74,702	484	(45)	-
Voya SmallCap Opportunities Fund - Class R6	87,415	23,748	(9,171)	444	102,436	-	1,224	-
	$2,826,141	$573,228	$(121,188)	$60,925	$3,339,106	$10,898	$11,999	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.8%
2,903	iShares MSCI Emerging Markets Index Fund	$130,141	3.1
989	iShares MSCI EMU Index Fund	41,370	1.0
2,668	iShares Russell 1000 Value Index Fund	308,928	7.4
664	iShares Russell 2000 Value Index Fund	77,144	1.8
1,328	iShares Russell Midcap Growth Index Fund	146,531	3.5

	Total Exchange-Traded Funds
	(Cost $656,131)	704,114	16.8

MUTUAL FUNDS: 83.1%
	Affiliated Investment Companies: 60.1%
13,982	Voya Corporate Leaders ® 100 Fund - Class R6	290,268	6.9
20,879	Voya Floating Rate Fund - Class I	205,452	4.9
3,166	Voya Global Real Estate Fund - Class R6	62,362	1.5
10,106	Voya High Yield Bond Fund - Class R6	82,366	2.0
32,598	Voya Intermediate Bond Fund - Class R6	332,504	7.9
5,703	Voya Large Cap Value Fund - Class R6	77,564	1.8
10,661	Voya Large-Cap Growth Fund - Class R6	423,901	10.1
14,810	Voya Multi-Manager Emerging Markets Equity Fund - Class I	188,239	4.5
23,444	Voya Multi-Manager International Equity Fund - Class I	278,513	6.6
27,964	Voya Multi-Manager International Factors Fund - Class I	298,381	7.1
12,240	Voya Multi-Manager Mid Cap Value Fund - Class I	142,472	3.4
3,102	Voya Real Estate Fund - Class R6	61,566	1.5
1,267	@ Voya SmallCap Opportunities Fund - Class R6	81,666	1.9
		2,525,254	60.1

	Unaffiliated Investment Companies: 23.0%
12,069	@ Credit Suisse Commodity Return Strategy Fund - Class I	59,742	1.4
12,005	TIAA-CREF International Equity Index Fund - Class I	234,459	5.6
24,157	TIAA-CREF S&P 500 Index Fund - Class I	671,560	16.0
		965,761	23.0

	Total Mutual Funds
	(Cost $3,267,436)	3,491,015	83.1

	Total Investments in Securities (Cost $3,923,567)	$4,195,129	99.9
	Assets in Excess of Other Liabilities	5,570	0.1
	Net Assets	$4,200,699	100.0

@	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$704,114	$–	$–	$704,114
Mutual Funds	3,491,015	–	–	3,491,015
Total Investments, at fair value	$4,195,129	$–	$–	$4,195,129

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,926,228.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$274,597
Gross Unrealized Depreciation	(5,696)

Net Unrealized Appreciation	$268,901

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$241,818	$48,407	$(6,970)	$7,013	$290,268	$-	$834	$-
Voya Floating Rate Fund - Class I	173,847	38,541	(5,452)	(1,484)	205,452	1,964	122	-
Voya Global Real Estate Fund - Class R6	52,072	10,837	(1,664)	1,117	62,362	464	9	-
Voya High Yield Bond Fund - Class R6	70,102	14,898	(2,083)	(551)	82,366	1,067	147	-
Voya Intermediate Bond Fund - Class R6	279,417	59,768	(8,706)	2,025	332,504	2,445	213	-
Voya Large Cap Value Fund - Class R6	70,947	65,982	(58,176)	(1,189)	77,564	274	1,366	-
Voya Large-Cap Growth Fund - Class R6	285,145	139,672	(9,974)	9,058	423,901	-	1,174	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	142,980	48,407	(17,675)	14,527	188,239	-	4,250	-
Voya Multi-Manager International Equity Fund - Class I	233,545	44,950	(6,306)	6,324	278,513	-	941	-
Voya Multi-Manager International Factors Fund - Class I	249,156	55,323	(15,061)	8,963	298,381	-	2,559	-
Voya Multi-Manager Mid Cap Value Fund - Class I	120,218	48,407	(27,437)	1,284	142,472	-	1,317	-
Voya Real Estate Fund - Class R6	51,130	10,746	(1,710)	1,400	61,566	373	(37)	-
Voya SmallCap Opportunities Fund - Class R6	68,677	27,661	(14,374)	(298)	81,666	-	1,206	-
	$2,039,054	$613,599	$(175,588)	$48,189	$2,525,254	$6,587	$14,101	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.6%
1,521	iShares MSCI Emerging Markets Index Fund	$68,186	3.0
535	iShares MSCI EMU Index Fund	22,379	1.0
1,628	iShares Russell 1000 Value Index Fund	188,507	8.3
469	iShares Russell 2000 Value Index Fund	54,488	2.4
810	iShares Russell Midcap Growth Index Fund	89,375	3.9

	Total Exchange-Traded Funds
	(Cost $387,914)	422,935	18.6

MUTUAL FUNDS: 81.3%
	Affiliated Investment Companies: 58.8%
8,100	Voya Corporate Leaders ® 100 Fund - Class R6	168,164	7.3
6,890	Voya Floating Rate Fund - Class I	67,798	3.0
1,708	Voya Global Real Estate Fund - Class R6	33,643	1.5
5,453	Voya High Yield Bond Fund - Class R6	44,444	2.0
11,130	Voya Intermediate Bond Fund - Class R6	113,525	5.0
3,418	Voya Large Cap Value Fund - Class R6	46,491	2.0
6,335	Voya Large-Cap Growth Fund - Class R6	251,887	11.0
8,683	Voya Multi-Manager Emerging Markets Equity Fund - Class I	110,356	4.9
14,483	Voya Multi-Manager International Equity Fund - Class I	172,062	7.5
13,966	Voya Multi-Manager International Factors Fund - Class I	149,020	6.6
7,780	Voya Multi-Manager Mid Cap Value Fund - Class I	90,555	4.0
1,675	Voya Real Estate Fund - Class R6	33,244	1.5
875	@ Voya SmallCap Opportunities Fund - Class R6	56,405	2.5
		1,337,594	58.8

	Unaffiliated Investment Companies: 22.5%
6,584	@ Credit Suisse Commodity Return Strategy Fund - Class I	32,593	1.4
7,070	TIAA-CREF International Equity Index Fund - Class I	138,084	6.1
12,283	TIAA-CREF S&P 500 Index Fund - Class I	341,464	15.0
		512,141	22.5

	Total Mutual Funds
	(Cost $1,709,298)	1,849,735	81.3

	Total Investments in Securities (Cost $2,097,212)	$2,272,670	99.9
	Assets in Excess of Other Liabilities	2,264	0.1
	Net Assets	$2,274,934	100.0

@	Non-income producing security.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$422,935	$–	$–	$422,935
Mutual Funds	1,849,735	–	–	1,849,735
Total Investments, at fair value	$2,272,670	$–	$–	$2,272,670

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,100,231.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$176,217
Gross Unrealized Depreciation	(3,778)

Net Unrealized Appreciation	$172,439

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$139,943	$31,727	$(6,862)	$3,356	$168,164	$-	$1,483	$-
Voya Floating Rate Fund - Class I	56,237	15,351	(3,255)	(535)	67,798	660	82	-
Voya Global Real Estate Fund - Class R6	28,113	6,623	(1,659)	566	33,643	278	10	-
Voya High Yield Bond Fund - Class R6	37,818	9,054	(2,015)	(413)	44,444	593	210	-
Voya Intermediate Bond Fund - Class R6	94,322	24,006	(5,435)	632	113,525	854	127	-
Voya Large Cap Value Fund - Class R6	40,043	44,612	(37,604)	(560)	46,491	178	838	-
Voya Large-Cap Growth Fund - Class R6	172,971	84,557	(10,494)	4,853	251,887	-	1,736	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	87,492	31,727	(15,158)	6,295	110,356	-	5,732	-
Voya Multi-Manager International Equity Fund - Class I	145,181	31,727	(8,511)	3,665	172,062	-	1,334	-
Voya Multi-Manager International Factors Fund - Class I	126,180	31,727	(12,984)	4,097	149,020	-	2,200	-
Voya Multi-Manager Mid Cap Value Fund - Class I	75,422	33,842	(18,455)	(254)	90,555	-	2,205	-
Voya Real Estate Fund - Class R6	27,627	6,569	(1,700)	748	33,244	224	(32)	-
Voya SmallCap Opportunities Fund - Class R6	47,270	21,151	(10,606)	(1,410)	56,405	-	2,447	-
	$1,078,619	$372,673	$(134,738)	$21,040	$1,337,594	$2,787	$18,372	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.2%
1,803	iShares MSCI Emerging Markets Index Fund	$80,828	3.0
628	iShares MSCI EMU Index Fund	26,269	1.0
1,848	iShares Russell 1000 Value Index Fund	213,981	8.1
529	iShares Russell 2000 Value Index Fund	61,459	2.3
1,170	iShares Russell Midcap Growth Index Fund	129,098	4.8

	Total Exchange-Traded Funds
	(Cost $463,279)	511,635	19.2

MUTUAL FUNDS: 80.6%
	Affiliated Investment Companies: 57.1%
10,182	Voya Corporate Leaders ® 100 Fund - Class R6	211,381	7.9
4,679	Voya Floating Rate Fund - Class I	46,044	1.7
2,002	Voya Global Real Estate Fund - Class R6	39,445	1.5
10,991	Voya Intermediate Bond Fund - Class R6	112,109	4.2
3,906	Voya Large Cap Value Fund - Class R6	53,116	2.0
7,465	Voya Large-Cap Growth Fund - Class R6	296,798	11.2
11,603	Voya Multi-Manager Emerging Markets Equity Fund - Class I	147,476	5.5
18,260	Voya Multi-Manager International Equity Fund - Class I	216,925	8.1
15,123	Voya Multi-Manager International Factors Fund - Class I	161,358	6.1
11,313	Voya Multi-Manager Mid Cap Value Fund - Class I	131,687	4.9
1,962	Voya Real Estate Fund - Class R6	38,953	1.5
1,032	@ Voya SmallCap Opportunities Fund - Class R6	66,531	2.5
		1,521,823	57.1

	Unaffiliated Investment Companies: 23.5%
7,682	@ Credit Suisse Commodity Return Strategy Fund - Class I	38,025	1.4
9,673	TIAA-CREF International Equity Index Fund - Class I	188,909	7.1
14,421	TIAA-CREF S&P 500 Index Fund - Class I	400,892	15.0
		627,826	23.5

	Total Mutual Funds
	(Cost $1,956,228)	2,149,649	80.6

	Total Investments in Securities (Cost $2,419,507)	$2,661,284	99.8
	Assets in Excess of Other Liabilities	5,534	0.2
	Net Assets	$2,666,818	100.0

@	Non-income producing security.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$511,635	$–	$–	$511,635
Mutual Funds	2,149,649	–	–	2,149,649
Total Investments, at fair value	$2,661,284	$–	$–	$2,661,284

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,422,029.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$242,266
Gross Unrealized Depreciation	(3,011)

Net Unrealized Appreciation	$239,255

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$190,055	$17,964	$(2,278)	$5,640	$211,381	$-	$492	$-
Voya Floating Rate Fund - Class I	41,799	5,165	(591)	(329)	46,044	455	14	-
Voya Global Real Estate Fund - Class R6	35,774	3,503	(539)	707	39,445	323	3	-
Voya Intermediate Bond Fund - Class R6	101,960	10,868	(1,438)	719	112,109	856	33	-
Voya Multi-Manager International Factors Fund - Class I	146,854	14,843	(5,952)	5,613	161,358	-	999	-
Voya Large Cap Value Fund - Class R6	50,566	22,544	(19,696)	(298)	53,116	204	496
Voya Large-Cap Growth Fund - Class R6	220,346	73,052	(3,419)	6,819	296,798	-	572	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	123,118	16,964	(5,730)	13,124	147,476	-	2,228	-
Voya Multi-Manager International Equity Fund - Class I	197,439	16,964	(3,092)	5,614	216,925	-	473	-
Voya Multi-Manager Mid Cap Value Fund - Class I	118,328	21,205	(9,360)	1,514	131,687	-	1,258	-
Voya Real Estate Fund - Class R6	35,132	3,440	(528)	909	38,953	260	(9)	-
Voya SmallCap Opportunities Fund - Class R6	59,370	10,602	(3,408)	(33)	66,531	-	1,102	-
	$1,320,741	$217,114	$(56,031)	$39,999	$1,521,823	$2,098	$7,661	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
1,224	iShares MSCI Emerging Markets Index Fund	$54,872	2.9
439	iShares MSCI EMU Index Fund	18,363	1.0
1,295	iShares Russell 1000 Value Index Fund	149,949	8.0
350	iShares Russell 2000 Value Index Fund	40,663	2.2
889	iShares Russell Midcap Growth Index Fund	98,092	5.3

	Total Exchange-Traded Funds
	(Cost $320,974)	361,939	19.4

MUTUAL FUNDS: 80.4%
	Affiliated Investment Companies: 56.4%
7,127	Voya Corporate Leaders ® 100 Fund - Class R6	147,953	7.9
1,400	Voya Global Real Estate Fund - Class R6	27,575	1.5
7,354	Voya Intermediate Bond Fund - Class R6	75,007	4.0
2,944	Voya Large Cap Value Fund - Class R6	40,038	2.1
4,975	Voya Large-Cap Growth Fund - Class R6	197,810	10.7
8,639	Voya Multi-Manager Emerging Markets Equity Fund - Class I	109,807	5.9
14,376	Voya Multi-Manager International Equity Fund - Class I	170,790	9.1
9,877	Voya Multi-Manager International Factors Fund - Class I	105,383	5.6
9,044	Voya Multi-Manager Mid Cap Value Fund - Class I	105,267	5.6
1,372	Voya Real Estate Fund - Class R6	27,238	1.5
736	@ Voya SmallCap Opportunities Fund - Class R6	47,437	2.5
		1,054,305	56.4

	Unaffiliated Investment Companies: 24.0%
5,295	@ Credit Suisse Commodity Return Strategy Fund - Class I	26,211	1.4
7,247	TIAA-CREF International Equity Index Fund - Class I	141,526	7.6
10,103	TIAA-CREF S&P 500 Index Fund - Class I	280,856	15.0
		448,593	24.0

	Total Mutual Funds
	(Cost $1,361,504)	1,502,898	80.4

	Total Investments in Securities (Cost $1,682,478)	$1,864,837	99.8
	Assets in Excess of Other Liabilities	3,415	0.2
	Net Assets	$1,868,252	100.0

@	Non-income producing security.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$361,939	$–	$–	$361,939
Mutual Funds	1,502,898	–	–	1,502,898
Total Investments, at fair value	$1,864,837	$–	$–	$1,864,837

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,686,300.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$182,686
Gross Unrealized Depreciation	(4,149)

Net Unrealized Appreciation	$178,537

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$129,900	$17,961	$(3,394)	$3,486	$147,953	$-	$732	$-
Voya Global Real Estate Fund - Class R6	24,445	3,398	(769)	501	27,575	218	3	-
Voya Intermediate Bond Fund - Class R6	65,538	11,035	(2,017)	451	75,007	555	45	-
Voya Multi-Manager International Factors Fund - Class I	92,515	13,781	(4,375)	3,462	105,383	-	727	-
Voya Large Cap Value Fund - Class R6	40,632	22,412	(22,693)	(313)	40,038	130	461
Voya Large-Cap Growth Fund - Class R6	142,164	56,145	(4,656)	4,157	197,810	-	760	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,083	18,021	(9,966)	7,669	109,807	-	3,966	-
Voya Multi-Manager International Equity Fund - Class I	151,628	19,081	(4,012)	4,093	170,790	-	629	-
Voya Multi-Manager Mid Cap Value Fund - Class I	92,118	23,321	(10,320)	148	105,267	-	2,032	-
Voya Real Estate Fund - Class R6	24,022	3,356	(788)	648	27,238	176	(15)	-
Voya SmallCap Opportunities Fund - Class R6	42,059	10,600	(4,883)	(339)	47,437	-	1,175	-
	$899,104	$199,111	$(67,873)	$23,963	$1,054,305	$1,079	$10,515	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
1,332	iShares MSCI Emerging Markets Index Fund	$59,714	3.0
466	iShares MSCI EMU Index Fund	19,493	1.0
1,405	iShares Russell 1000 Value Index Fund	162,684	8.0
395	iShares Russell 2000 Value Index Fund	45,891	2.3
961	iShares Russell Midcap Growth Index Fund	106,037	5.2

	Total Exchange-Traded Funds
	(Cost $349,916)	393,819	19.5

MUTUAL FUNDS: 80.4%
	Affiliated Investment Companies: 56.4%
7,714	Voya Corporate Leaders ® 100 Fund - Class R6	160,153	7.9
1,516	Voya Global Real Estate Fund - Class R6	29,862	1.5
7,855	Voya Intermediate Bond Fund - Class R6	80,117	4.0
3,246	Voya Large Cap Value Fund - Class R6	44,146	2.2
5,367	Voya Large-Cap Growth Fund - Class R6	213,386	10.5
9,530	Voya Multi-Manager Emerging Markets Equity Fund - Class I	121,124	6.0
15,598	Voya Multi-Manager International Equity Fund - Class I	185,308	9.2
10,623	Voya Multi-Manager International Factors Fund - Class I	113,344	5.6
9,638	Voya Multi-Manager Mid Cap Value Fund - Class I	112,186	5.5
1,535	Voya Real Estate Fund - Class R6	30,478	1.5
787	@ Voya SmallCap Opportunities Fund - Class R6	50,752	2.5
		1,140,856	56.4

	Unaffiliated Investment Companies: 24.0%
5,574	@ Credit Suisse Commodity Return Strategy Fund - Class I	27,592	1.4
7,862	TIAA-CREF International Equity Index Fund - Class I	153,552	7.6
10,935	TIAA-CREF S&P 500 Index Fund - Class I	303,999	15.0
		485,143	24.0

	Total Mutual Funds
	(Cost $1,469,434)	1,625,999	80.4

	Total Investments in Securities (Cost $1,819,350)	$2,019,818	99.9
	Assets in Excess of Other Liabilities	2,788	0.1
	Net Assets	$2,022,606	100.0

@	Non-income producing security.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$393,819	$–	$–	$393,819
Mutual Funds	1,625,999	–	–	1,625,999
Total Investments, at fair value	$2,019,818	$–	$–	$2,019,818

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,822,537.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$200,713
Gross Unrealized Depreciation	(3,432)

Net Unrealized Appreciation	$197,281

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$141,362	$17,694	$(2,893)	$3,990	$160,153	$-	$621	$-
Voya Global Real Estate Fund - Class R6	26,618	3,373	(656)	527	29,862	242	3	-
Voya Intermediate Bond Fund - Class R6	71,407	9,947	(1,717)	480	80,117	600	40	-
Voya Multi-Manager International Factors Fund - Class I	100,168	13,564	(4,244)	3,856	113,344	-	712	-
Voya Large Cap Value Fund - Class R6	37,599	22,090	(15,372)	(171)	44,146	161	351	-
Voya Large-Cap Growth Fund - Class R6	154,823	57,981	(3,959)	4,541	213,386	-	654	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	100,688	17,738	(7,060)	9,758	121,124	-	2,904	-
Voya Multi-Manager International Equity Fund - Class I	165,286	18,781	(3,415)	4,656	185,308	-	538	-
Voya Multi-Manager Mid Cap Value Fund - Class I	96,180	22,955	(7,790)	841	112,186	-	1,542	-
Voya Real Estate Fund - Class R6	26,140	4,325	(672)	685	30,478	195	(13)	-
Voya SmallCap Opportunities Fund - Class R6	44,173	10,434	(3,787)	(68)	50,752	-	909	-
	$964,444	$198,882	$(51,565)	$29,095	$1,140,856	$1,198	$8,261	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 20.1%
1,102	iShares MSCI Emerging Markets Index Fund	$49,403	3.1
376	iShares MSCI EMU Index Fund	15,728	1.0
1,142	iShares Russell 1000 Value Index Fund	132,232	8.2
326	iShares Russell 2000 Value Index Fund	37,875	2.4
789	iShares Russell Midcap Growth Index Fund	87,058	5.4

	Total Exchange-Traded Funds
	(Cost $283,345)	322,296	20.1

MUTUAL FUNDS: 79.8%
	Affiliated Investment Companies: 55.8%
6,112	Voya Corporate Leaders ® 100 Fund - Class R6	126,885	7.9
1,224	Voya Global Real Estate Fund - Class R6	24,116	1.5
6,232	Voya Intermediate Bond Fund - Class R6	63,566	4.0
2,248	Voya Large Cap Value Fund - Class R6	30,572	1.9
4,247	Voya Large-Cap Growth Fund - Class R6	168,870	10.6
7,450	Voya Multi-Manager Emerging Markets Equity Fund - Class I	94,689	5.9
12,349	Voya Multi-Manager International Equity Fund - Class I	146,701	9.2
8,362	Voya Multi-Manager International Factors Fund - Class I	89,217	5.6
7,355	Voya Multi-Manager Mid Cap Value Fund - Class I	85,616	5.3
1,199	Voya Real Estate Fund - Class R6	23,805	1.5
599	@ Voya SmallCap Opportunities Fund - Class R6	38,615	2.4
		892,652	55.8

	Unaffiliated Investment Companies: 24.0%
4,682	@ Credit Suisse Commodity Return Strategy Fund - Class I	23,176	1.4
6,224	TIAA-CREF International Equity Index Fund - Class I	121,548	7.6
8,611	TIAA-CREF S&P 500 Index Fund - Class I	239,398	15.0
		384,122	24.0

	Total Mutual Funds
	(Cost $1,133,530)	1,276,774	79.8

	Total Investments in Securities (Cost $1,416,875)	$1,599,070	99.9
	Assets in Excess of Other Liabilities	1,799	0.1
	Net Assets	$1,600,869	100.0

@	Non-income producing security.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$322,296	$–	$–	$322,296
Mutual Funds	1,276,774	–	–	1,276,774
Total Investments, at fair value	$1,599,070	$–	$–	$1,599,070

At August 31, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,417,148.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$182,409
Gross Unrealized Depreciation	(487)

Net Unrealized Appreciation	$181,922

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$112,763	$12,778	$(1,984)	$3,328	$126,885	$-	$432	$-
Voya Global Real Estate Fund - Class R6	21,234	2,911	(451)	422	24,116	202	3	-
Voya Intermediate Bond Fund - Class R6	56,961	7,383	(1,182)	404	63,566	494	26	-
Voya Multi-Manager International Factors Fund - Class I	79,903	9,570	(3,462)	3,206	89,217	-	583	-
Voya Large Cap Value Fund - Class R6	29,962	15,592	(14,782)	(200)	30,572	120	362
Voya Large-Cap Growth Fund - Class R6	123,505	44,234	(2,718)	3,849	168,870	-	455	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	80,312	12,515	(6,178)	8,040	94,689	-	2,351	-
Voya Multi-Manager International Equity Fund - Class I	131,855	13,251	(2,343)	3,938	146,701	-	377	-
Voya Multi-Manager Mid Cap Value Fund - Class I	76,700	16,195	(7,660)	381	85,616	-	1,514	-
Voya Real Estate Fund - Class R6	20,852	2,871	(460)	542	23,805	163	(7)	-
Voya SmallCap Opportunities Fund - Class R6	35,228	7,361	(3,764)	(210)	38,615	-	896	-
	$769,275	$144,661	$(44,984)	$23,700	$892,652	$979	$6,992	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 24, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 24, 2017